SHAREHOLDERS' EQUITY (Schedule of Option Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Expected volatility, minimum	0.00%	19.44%	21.23%
Expected volatility, maximum	25.79%	21.54%	21.83%
Risk free interest rate, minimum	0.00%	1.43%	2.42%
Risk free interest rate, maximum	0.86%	2.55%	3.04%
Expected dividend	0.00%	0.00%	0.00%
Expected term (in years)	3 years 6 months	3 years 6 months	3 years 6 months